UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    InView Investment Management, LLC
Address: 205 North Michigan Avenue, Suite 2550
         Chicago, IL  60601

13F File Number:  028-12238

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Glenn Kleczka
Title:     Chief Executive Officer & Managing Director
Phone:     312-630-3470

Signature, Place, and Date of Signing:

 /s/    Glenn Kleczka     Chicago, IL     May 04, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    61

Form 13F Information Table Value Total:    $193,321 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AEGEAN MARINE PETROLEUM NETW   SHS              Y0017S102     2688   329410 SH       SOLE                   229410        0   100000
AMERICAN ASSETS TR INC         COM              024013104      423    19870 SH       SOLE                    13840        0     6030
AMERICAN EQTY INVT LIFE HLD    COM              025676206     4532   345451 SH       SOLE                   240569        0   104882
APOLLO COML REAL EST FIN INC   COM              03762U105     4294   262620 SH       SOLE                   182920        0    79700
ARES CAP CORP                  COM              04010L103     4182   246779 SH       SOLE                   174759             72020
ASBURY AUTOMOTIVE GROUP INC    COM              043436104     3191   172561 SH       SOLE                   120851        0    51710
AVISTA CORP                    COM              05379B107     3894   168370 SH       SOLE                   117240        0    51130
AVNET INC                      COM              053807103     2724    79902 SH       SOLE                    55622        0    24280
BE AEROSPACE INC               COM              073302101     1658    46659 SH       SOLE                    32922        0    13737
BEBE STORES INC                COM              075571109     1513   258565 SH       SOLE                   178975        0    79590
BIO RAD LABS INC               CL A             090572207     3982    33147 SH       SOLE                    23027        0    10120
BRINKER INTL INC               COM              109641100     3099   122493 SH       SOLE                    85534        0    36959
BROOKS AUTOMATION INC          COM              114340102     3107   226320 SH       SOLE                   156770        0    69550
CHRISTOPHER & BANKS CORP       COM              171046105     2118   326818 SH       SOLE                   226148        0   100670
CINEMARK HOLDINGS INC          COM              17243V102     2052   106040 SH       SOLE                    73860        0    32180
CMS ENERGY CORP                COM              125896100     3871   197122 SH       SOLE                   137322        0    59800
COLUMBUS MCKINNON CORP N Y     COM              199333105     1730    93702 SH       SOLE                    64882        0    28820
COMSTOCK RES INC               COM NEW          205768203     4875   157560 SH       SOLE                   109720        0    47840
COUSINS PPTYS INC              COM              222795106     2889   345935 SH       SOLE                   239971        0   105964
CROWN HOLDINGS INC             COM              228368106     5452   141324 SH       SOLE                    98454        0    42870
CSG SYS INTL INC               COM              126349109     3587   179883 SH       SOLE                   125283        0    54600
CYPRESS SHARPRIDGE INVTS INC   COM              23281A307      495    39000 SH       SOLE                    39000        0        0
DEAN FOODS CO NEW              COM              242370104     1446   144598 SH       SOLE                   100028        0    44570
DELUXE CORP                    COM              248019101     5635   212329 SH       SOLE                   147907        0    64422
DIANA SHIPPING INC             COM              Y2066G104     2510   212009 SH       SOLE                   147219        0    64790
ENDURANCE SPECIALTY HLDGS LT   SHS              G30397106     3241    66378 SH       SOLE                    46288        0    20090
ENPRO INDS INC                 COM              29355X107     2467    67926 SH       SOLE                    47326        0    20600
FIRST REP BK SAN FRAN CALI N   COM              33616C100      277     8963 SH       SOLE                     6250        0     2713
FLEXTRONICS INTL LTD           ORD              Y2573F102     4927   659568 SH       SOLE                   459475        0   200093
FOREST OIL CORP                COM PAR $0.01    346091705     4145   109572 SH       SOLE                    76302        0    33270
FRESH DEL MONTE PRODUCE INC    ORD              G36738105     2445    93645 SH       SOLE                    65606        0    28039
HAIN CELESTIAL GROUP INC       COM              405217100     3928   121671 SH       SOLE                    84441        0    37230
KELLY SVCS INC                 CL A             488152208     3716   171158 SH       SOLE                   119428        0    51730
LITTELFUSE INC                 COM              537008104     7160   125399 SH       SOLE                    87249        0    38150
MATRIX SVC CO                  COM              576853105     3176   228455 SH       SOLE                   157865        0    70590
MB FINANCIAL INC NEW           COM              55264U108     2276   108590 SH       SOLE                    75490        0    33100
MEADOWBROOK INS GROUP INC      COM              58319P108     3905   377275 SH       SOLE                   262875        0   114400
MEADWESTVACO CORP              COM              583334107     2931    96626 SH       SOLE                    67559        0    29067
MEREDITH CORP                  COM              589433101     1795    52905 SH       SOLE                    36958        0    15947
MFA FINANCIAL INC              COM              55272X102     5941   724473 SH       SOLE                   504473        0   220000
NATIONAL PENN BANCSHARES INC   COM              637138108     3163   408699 SH       SOLE                   283777        0   124922
NEWELL RUBBERMAID INC          COM              651229106     3987   208430 SH       SOLE                   145070        0    63360
OLD NATL BANCORP IND           COM              680033107     2793   260580 SH       SOLE                   181050        0    79530
OMNICARE INC                   COM              681904108     3501   116737 SH       SOLE                    81487        0    35250
OWENS ILL INC                  COM NEW          690768403     4995   165450 SH       SOLE                   115190        0    50260
PATTERSON UTI ENERGY INC       COM              703481101     2793    95028 SH       SOLE                    65718        0    29310
PEBBLEBROOK HOTEL TR           COM              70509V100     1999    90260 SH       SOLE                    62700        0    27560
PENSON WORLDWIDE INC           COM              709600100     2100   312986 SH       SOLE                   216701        0    96285
PHARMACEUTICAL PROD DEV INC    COM              717124101     3005   108489 SH       SOLE                    75529        0    32960
PORTLAND GEN ELEC CO           COM NEW          736508847     3036   127716 SH       SOLE                    89186        0    38530
PRIVATEBANCORP INC             COM              742962103     2201   143950 SH       SOLE                    99990        0    43960
PULTE GROUP INC                COM              745867101     1875   253330 SH       SOLE                   176900        0    76430
REGAL ENTMT GROUP              CL A             758766109     2079   153970 SH       SOLE                   107250        0    46720
SHAW GROUP INC                 COM              820280105     3810   107591 SH       SOLE                    74961        0    32630
SKECHERS U S A INC             CL A             830566105     3310   161160 SH       SOLE                   112260        0    48900
SPIRIT AEROSYSTEMS HLDGS INC   COM CL A         848574109     3520   137124 SH       SOLE                    95574        0    41550
STAGE STORES INC               COM NEW          85254C305     4840   251806 SH       SOLE                   175386        0    76420
SYNOVUS FINL CORP              COM              87161C105     2910  1212696 SH       SOLE                   842906        0   369790
TAYLOR CAP GROUP INC           COM              876851106      616    58600 SH       SOLE                    40664        0    17936
TECH DATA CORP                 COM              878237106     5162   101502 SH       SOLE                    70672        0    30830
TOWER GROUP INC                COM              891777104     3349   139384 SH       SOLE                    97104        0    42280